Taxation - Disclosure of movement in net deferred tax liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 18, 2018	Jan. 01, 2018	Jan. 01, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability, beginning of period	$ 3,513	$ 2,497
Adjustment on adoption of IFRS					$ (36)	$ 0
Exchange adjustments	(68)	12
Charge (credit) for the year in the income statement	1,149	(554)	$ (4,106)
Charge for the year in other comprehensive income	734	1,503
Charge for the year in equity	17	1
Acquisitions and other additionsb	797	54
Net deferred tax liability, end of period	$ 6,106	$ 3,513	$ 2,497
Purchase of interest in Clair Field
Disclosure of detailed information about business combination [line items]
Percentage of interest in joint operation purchased				16.50%